CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended				4 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses			$ 20,433,538			$ 13,742,904		$ 53,883,267	$ 36,773,545	$ 53,390,338	$ 36,423,532	$ 28,541,520
OPERATING LOSS			(28,123,542)			(13,514,579)		(60,550,077)	(24,306,977)	(35,120,632)	(39,535,671)	(49,714,513)
OTHER INCOME (EXPENSES):
Change in fair value of warrant liabilities		$ 0
TOTAL OTHER INCOME (EXPENSE)			(6,044,940)			(2,316,579)		(25,193,893)	(6,877,619)	(10,260,944)	(3,381,184)	(59,500)
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS			$ (31,366,517)			$ (16,706,718)		$ (77,700,292)	$ (27,734,136)	$ (41,074,505)	$ (35,009,263)	$ (43,801,295)
Basic net income (loss) per share			$ (0.45)			$ (0.25)		$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Diluted net income (loss) per share			$ (0.45)			$ (0.25)		$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Basic weighted average shares outstanding			68,980,596			66,322,878		68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Diluted weighted average shares outstanding			68,980,596			66,322,878		68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Foresight Acquisition Corp [Member]
General and administrative expenses			$ 669,547					$ 1,791,292
OPERATING LOSS			(669,547)					(1,791,292)
OTHER INCOME (EXPENSES):
Interest income			9					24
Interest earned on marketable securities held in Trust Account			4,070					14,504
Change in fair value of warrant liabilities			5,516,175					922,550
TOTAL OTHER INCOME (EXPENSE)			5,520,254					937,078
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS			$ 4,850,707	$ (10,523,877)	$ 4,818,956		$ (2,286)	$ (854,214)
Basic net income (loss) per share							$ 0.00
Diluted net income (loss) per share							$ 0.00
Basic weighted average shares outstanding	[1]						6,875,000
Diluted weighted average shares outstanding	[1]						6,875,000
Common Class A
OTHER INCOME (EXPENSES):
Diluted weighted average shares outstanding			32,457,500					27,345,147
Common Class A | Foresight Acquisition Corp [Member]
OTHER INCOME (EXPENSES):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS			$ 3,900,575					$ (665,697)
Basic net income (loss) per share			$ 0.12					$ (0.02)
Diluted net income (loss) per share			$ 0.12					$ (0.02)
Basic weighted average shares outstanding			32,457,500					27,345,147
Diluted weighted average shares outstanding			32,457,500
Common Class B
OTHER INCOME (EXPENSES):
Diluted net income (loss) per share			$ 0.12					$ (0.02)
Common Class B | Foresight Acquisition Corp [Member]
OTHER INCOME (EXPENSES):
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS			$ 950,132					$ (188,517)
Basic net income (loss) per share			$ 0.12					$ (0.02)
Basic weighted average shares outstanding			7,906,250					7,743,819
Diluted weighted average shares outstanding			7,906,250					7,743,819

[1]	Excluded an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).